Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item
Commitments and contingencies
Number of used aircraft committed to purchase		3
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase	233	257
Number of aircraft committed to purchase through sale-leaseback transactions	7	25
Number of new spare engines committed to purchase	9	9
Aggregate estimated total remaining payments	$ 17,700.0	$ 19,200.0
Number of used aircraft committed to purchase	7
Aircraft purchase commitment with Boeing
Commitments and contingencies
Non-refundable deposits on purchase commitments		208.1
Aircraft purchase commitment with Airbus
Commitments and contingencies
Non-refundable deposits on purchase commitments		46.4
Other flight equipment purchase agreements
Commitments and contingencies
Number of new spare engines committed to purchase		9
Aggregate estimated total remaining payments		$ 34.8
Number of used aircraft committed to purchase		2